Note 15 - Earnings Per Share	3 Months Ended	12 Months Ended
	Jan. 31, 2019	Oct. 31, 2018
Notes to Financial Statements
Earnings Per Share [Text Block]
Note
16.
Earnings Per Share

Successor

The Company calculates earnings per share in accordance with ASC
260,
Earnings Per Share
. The
two
-class method of computing earnings per share is required for entities that have participating securities. The two
-class method is an earnings allocation formula that determines earnings per share for participating securities according to dividends declared (or accumulated) and participation rights in undistributed earnings. The Company has two
classes of stock: (
1
) Common Stock and (
2
) Series A Preferred Stock.

Basic earnings (loss) per common share is calculated by dividing net income (loss) attributable to common shareholders by the weighted average number of outstanding shares of Common Stock during the period. Net income (loss) attributable to common shareholders is calculated by taking the net income (loss) for the period, less both the dividends declared in the period on preferred stock (whether or not
paid) and the dividends accumulated for the period on cumulative preferred stock (whether or not
earned) for the period.

Diluted earnings (loss) per common share is computed using the weighted average number of outstanding shares of Common Stock and, when dilutive, potential outstanding shares of Common Stock during the period. Diluted earnings (loss) per common share reflects the potential dilution that could occur assuming common shares were issued upon the exercise of outstanding in the money warrants and the proceeds thereof were used to purchase common shares at the average market price during the period. Common stock equivalents are not
included in the diluted earnings (loss) per common share calculation when their effect is antidilutive. The Company uses the treasury stock method to calculate potentially dilutive shares, as if they were converted into common stock at the beginning of the period. At
January 31, 2019 (
Successor), the Company had outstanding warrants to purchase
34,100,000
shares of common stock,
2,783,479
outstanding stock options and
2,450,980
shares of Series A Preferred Stock, all of which could potentially be dilutive. For all periods presented, the weighted-average dilutive impact, if any, of these shares was excluded from the calculation of diluted earnings (loss) per common share because their inclusion would have been anti-dilutive. As a result, dilutive earnings (loss) per share is equal to basic earnings (loss) per share.

The table below shows our basic and diluted EPS calculations for the period from
December 6, 2018
through
January 31, 2019 (
Successor):

Successor
(in thousands, except share and per share amounts)	December 6, 2018 through January 31, 2019
Net loss (numerator):
Net loss attributable to Concrete Pumping Holdings, Inc.	$(3,630)
Less: Preferred stock - cumulative dividends	(269)
Net loss available to common shareholders	$(3,899)

Weighted average shares (denominator):
Weighted average shares - basic	28,847,707
Weighted average shares - diluted	28,847,707

Basic loss per share	$(0.14)
Diluted loss per share	$(0.14)

Predecessor

Under the terms and conditions of the Company’s Participating Preferred Stock Agreement, the holders of the preferred stock have the right to receive dividends or dividend equivalents should the Company declare dividends on its common stock on a one
-for-
one
per-share basis. Under the
two
-class method, undistributed earnings is calculated by the earnings for the period less the cumulative preferred stock dividends earned for the period. The undistributed earnings are then allocated on a pro-rata basis to the common and preferred stockholders on a one
-for-
one
per-share basis. The weighted-average number of common and preferred shares outstanding during the period is then used to calculate basic EPS for each class of shares. As a result, the undistributed earnings available to common shareholders is calculated by earnings (loss) for the period less the cumulative preferred stock dividends earned for the period less undistributed earnings allocated to the holders of the preferred stock.

In periods in which the Company has a net loss or undistributed net loss, basic loss per share is calculated by dividing the loss attributable to common stockholders by the weighted-average number of common shares outstanding during the period. The two
-class method is
not
used, because the holders of the preferred stock do
not
participate in losses.

The table below shows our basic and diluted EPS calculations for the Predecessor periods from
November 1, 2018
through
December 5, 2018
and from
November 1, 2017
through
January 31, 2018:

	Predecessor
(in thousands)	November 1, 2018 through December 5, 2018	November 1, 2017 through January 31, 2018
Net loss (numerator):
Net (loss) income attributable to Concrete Pumping Holdings, Inc.	$(22,575)	$17,558
Less: Preferred stock - cumulative dividends	(126)	(342)
Less: Undistributed earnings allocated to preferred shares	-	(4,065)
Net (loss) income available to common shareholders	$(22,701)	$13,151

Weighted average shares (denominator):
Weighted average shares - basic	7,576,289	7,576,289
Dilutive effect of stock options	-	914,425
Weighted average shares - diluted	7,576,289	8,490,714

Basic income (loss) per share	$(3.00)	$1.74
Diluted income (loss) per share	$(3.00)	$1.55

Note
15.
Earnings Per Share

Under the terms and conditions of the Company’s Participating Preferred Stock Agreement, the holders of the Preferred Stock have the right to receive dividends or dividend equivalents should the Company declare dividends on its common stock on a one
-for-
one
per-share basis. Under the
two
-class method, undistributed earnings is calculated by the earnings for the period less the cumulative preferred stock dividends earned for the period. The undistributed earnings are then allocated on a pro-rata basis to the common and preferred stockholders on a one
-for-
one
per-share basis. The weighted-average number of common and preferred shares outstanding during the period is then used to calculate basic EPS for each class of shares. As a result, the undistributed earnings available to common shareholders is calculated by earnings (loss) for the period less the cumulative preferred stock dividends earned for the period less undistributed earnings allocated to the holders of the Preferred Stock.

In periods in which the Company has a net loss or undistributed net loss, basic loss per share is calculated by dividing the loss attributable to common stockholders by the weighted-average number of common shares outstanding during the period. The two
-class method is
not
used, because the holders of the Preferred Stock do
not
participate in losses.

The following is a reconciliation of the weighted average number of shares outstanding used to calculate basic EPS to those used to calculate diluted EPS for the fiscal years ended
October 31, 2018,
2017
and
2016,
respectively:

	2018	2017	2016
Net Income (numerator):
Basic & Diluted:
Net income attributable to Concrete Pumping Holdings, Inc. and Subsidiaries	$28,381,842	$913,279	$6,269,955
Less: Preferred stock - cumulative dividends	(1,428,257)	(1,811,837)	(1,695,122)
Less: Undistributed earnings allocated to preferred shares	(6,365,083)	-	(1,108,807)
Net income (loss) available to common shareholders	$20,588,502	$(898,558)	$3,466,026

Weighted average shares (denominator):
Weighted average shares - basic	7,576,289	7,576,289	7,576,289
Dilutive effect of stock options	749,601	-	703,032
Weighted average shares - diluted	8,325,890	7,576,289	8,279,321

Antidilutive stock options	-	770,171	-

Basic income (loss) per share	$2.72	$(0.12)	$0.46
Diluted income (loss) per share	$2.47	$(0.12)	$0.42